Unaudited Condensed Consolidated Balance Sheets (Parentheticals) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Net of allowance for doubtful accounts (in Dollars)	$ 4,796	$ 5,047	$ 5,537
Convertible redeemable preferred shares, issued			99,028,297
Common stock, par share (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized	750,000,000	240,450,000	240,450,000
Common stock, shares issued	300,522,394	99,028,297	99,028,297
Common stock, shares outstanding	298,834,894	99,028,297	99,028,297
Series C1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, authorized		26,757,258	26,757,258
Convertible redeemable preferred shares, issued		26,757,258	26,757,258
Convertible redeemable preferred shares, outstanding		26,757,258	26,757,258
Series C2 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, authorized		20,249,450	20,249,450
Convertible redeemable preferred shares, issued		20,249,450	20,249,450
Convertible redeemable preferred shares, outstanding		20,249,450	20,249,450
Series D1 Convertible Redeemable Preferred Shares
Convertible redeemable preferred shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Convertible redeemable preferred shares, authorized		22,311,516	22,311,516
Convertible redeemable preferred shares, issued		22,311,516	22,311,516
Convertible redeemable preferred shares, outstanding		22,311,516	22,311,516